Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock Effect to The Reverse Split	This exclusion applies to all periods except the three months ended September 30, 2025, since the Company recorded income during the three months ended September 30, 2025 and therefore the effect of these shares was no longer anti-dilutive.
	As of September 30,
	2025	2024
Convertible Debt	—	1,813,923
Unvested Restricted Stock	17,446	87,514
Shares Payable	300,355	—
Convertible Preferred Stock	15,923,567	82,096
Warrants	7,581,490	—
Stock Options	885,588	—
Total	24,708,446	1,983,533

*        Only noted for the periods in which the result is not anti-dilutive.

The following table summarizes the securities that would be excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss. In accordance with the Reverse Stock Split on October 11, 2024 (see Note 2 — Summary of Significant Accounting Policies), the number of shares of Common Stock underlying the Original Issue Discount Convertible Promissory Notes, the Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock are now 1 for 2.43615, and the below information gives effect to the Reverse Split:

	Years Ended December 31,
	2024	2023
Original Issue Discount Convertible Promissory Notes	1,903,675	1,436,208
Unvested Restricted Stock	69,782	150,308
Shares Payable	8,125	29,185
Convertible Preferred Stock	82,096	82,096
Total	2,063,678	1,697,797

Schedule of Calculation for Both Basic and Diluted Net Loss Per Share

The table below represents the calculation for both basic and diluted net income (loss) per share:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Net Income (Loss)	$(232,254)	$(3,001,182)	$2,540,636	$(1,010,058)
Weighted-average Shares Outstanding – Basic	9,786,460	5,664,529	10,829,664	5,688,797
Income (Loss) per share – Basic	$(0.02)	$(0.53)	$0.23	$(0.18)
Net Income (Loss)	$(232,254)	$(3,001,182)	$2,540,636	$(1,010,058)
Increase to Net Income attributable to dilutive instruments	—	—	—	—
Net Income available to Common Shareholders – Diluted	$(232,254)	$(3,001,185)	$2,540,636	$(1,010,058)
Weighted-average Shares Outstanding – Basic	9,786,460	5,664,529	10,829,664	5,688,797
Effect of Unvested Restricted Stock	—	—	17,446	—
Effect of Shares Payable	—	—	241,659	—
Effect of Convertible Preferred Stock	—	—	10,731,100	—
Effect of Warrants	—	—	3,657,119	—
Effect of Stock Options	—	—	610,858	—
Weighted-average Shares Outstanding – Diluted*	9,786,460	5,664,529	26,087,846	5,688,797
Income (Loss) per share – Diluted	$(0.02)	$(0.53)	$0.10	$(0.18)

*        Only noted for the periods in which the result is not anti-dilutive.

The table below represents the calculation for both basic and diluted net loss per share (as adjusted for the Reverse Stock Split):

	Years Ended December 31,
	2024	2023
Net loss	$(3,288,519)	$(4,672,348)
Weighted-average shares outstanding – Basic	5,697,212	5,594,621
Loss per share – Basic and Diluted	$(0.58)	$(0.84)